Accounts Receivables and Payables	12 Months Ended
Dec. 31, 2025
Accounts Receivables and Payables [Abstract]
ACCOUNTS RECEIVABLES AND PAYABLES

10 – ACCOUNTS RECEIVABLES AND PAYABLES

Account receivables consists of the following:

	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Trade receivable	482,125	188,298	163,473
Deposits	21,695	15,224	24,885
Total	503,820	203,522	188,358

Account payables consists of the following:

	Dec 31, 2025	Dec 31, 2024

Payable to suppliers	4,076,540	1,650,906
Total	4,076,540	1,650,906